Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Prepayments and Other Current Assets
Prepayments to suppliers, net	¥ 220,184		¥ 156,958	$ 33,745
Capitalized listing expenses			35,261
Prepaid expenses	512		21,436	78
Other receivables, net	6,735		3,195	1,032
VAT recoverable	1,615			248
Total	229,046		216,850	$ 35,103
Allowance of doubtful accounts for prepayments to suppliers and other receivables	¥ 44,745	$ 6,857	¥ 41,569